Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Taxes	Total Payments
Total		$ 1,178,000	$ 1,178,000
Entity Level Payment [Member]
Total	[1]	$ 1,178,000

[1]	Represents U.S. federal income tax payments, including $47 million in U.S. federal income tax paid by Viper Energy, Inc., a mineral and royalty interest-owning subsidiary of Diamondback Energy, Inc. consolidated on its balance sheet.